Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
At Cost:	-	-	-	-
Customer relationships	1,944,044	1,944,044	1,944,044	1,511,816
Software	271,693	473,356	567,986	441,703
Research and development	885,675	1,024,638	1,024,638	796,825
Less: accumulated impairment	-	(113,707)	(113,707)	(88,426)

Less: accumulated amortization	(123,848)	(906,821)	(1,585,610)	(1,233,074)
Intangible Assets, net	2,977,564	2,421,510	1,837,351	1,428,844

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years:
$
2026	(695,422)
2027	(695,422)
2028	(373,914)
2029	(53,667)
2030	(18,926)
(1,837,351)